Related Party Transactions (Details 1) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended								6 Months Ended	12 Months Ended								6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended		12 Months Ended								6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended		12 Months Ended								6 Months Ended		12 Months Ended								6 Months Ended	12 Months Ended								6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended								6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2011 Wuwei Ganxin [Member] CNY	Jun. 30, 2012 Wuwei Ganxin [Member] USD ($)		Jun. 30, 2012 Wuwei Ganxin [Member] CNY		Dec. 31, 2010 Wuwei Ganxin [Member] CNY		Dec. 31, 2009 Wuwei Ganxin [Member] CNY		Jun. 30, 2011 Ngai Tahu [Member] CNY	Jun. 30, 2012 Ngai Tahu [Member] USD ($)		Jun. 30, 2012 Ngai Tahu [Member] CNY		Dec. 31, 2010 Ngai Tahu [Member] CNY		Dec. 31, 2009 Ngai Tahu [Member] CNY		Jun. 30, 2011 Michael Thomas [Member] CNY	Jun. 30, 2012 Michael Thomas [Member] USD ($)	Jun. 30, 2012 Michael Thomas [Member] CNY	Dec. 31, 2010 Michael Thomas [Member] CNY	Dec. 31, 2009 Michael Thomas [Member] CNY	Jun. 30, 2011 John Mckenzie [Member] CNY	Jun. 30, 2012 John Mckenzie [Member] USD ($)	Jun. 30, 2012 John Mckenzie [Member] CNY	Dec. 31, 2010 John Mckenzie [Member] CNY	Dec. 31, 2009 John Mckenzie [Member] CNY	Jun. 30, 2011 George Gould [Member] CNY	Jun. 30, 2012 George Gould [Member] USD ($)	Jun. 30, 2012 George Gould [Member] CNY	Dec. 31, 2010 George Gould [Member] CNY	Dec. 31, 2009 George Gould [Member] CNY	Jun. 30, 2011 Pgg Wrightson [Member] CNY		Jun. 30, 2012 Pgg Wrightson [Member] USD ($)		Jun. 30, 2012 Pgg Wrightson [Member] CNY		Dec. 31, 2010 Pgg Wrightson [Member] CNY		Dec. 31, 2009 Pgg Wrightson [Member] CNY		Jun. 30, 2011 Beijing Zhongnong [Member] CNY	Jun. 30, 2012 Beijing Zhongnong [Member] USD ($)	Jun. 30, 2012 Beijing Zhongnong [Member] CNY	Dec. 31, 2010 Beijing Zhongnong [Member] CNY	Dec. 31, 2009 Beijing Zhongnong [Member] CNY	Jun. 30, 2011 Beijing Zhongnong [Member] Loan [Member] CNY	Jun. 30, 2012 Beijing Zhongnong [Member] Loan [Member] USD ($)	Jun. 30, 2012 Beijing Zhongnong [Member] Loan [Member] CNY	Dec. 31, 2010 Beijing Zhongnong [Member] Loan [Member] CNY	Dec. 31, 2009 Beijing Zhongnong [Member] Loan [Member] CNY	Jun. 30, 2011 Beijing Zhongnong [Member] Capital Injection [Member] CNY	Jun. 30, 2012 Beijing Zhongnong [Member] Capital Injection [Member] USD ($)	Jun. 30, 2012 Beijing Zhongnong [Member] Capital Injection [Member] CNY	Dec. 31, 2010 Beijing Zhongnong [Member] Capital Injection [Member] CNY	Dec. 31, 2009 Beijing Zhongnong [Member] Capital Injection [Member] CNY	Jun. 30, 2011 Beijing Zhongnong [Member] Sales Service [Member] CNY	Jun. 30, 2012 Beijing Zhongnong [Member] Sales Service [Member] USD ($)	Jun. 30, 2012 Beijing Zhongnong [Member] Sales Service [Member] CNY	Dec. 31, 2010 Beijing Zhongnong [Member] Sales Service [Member] CNY	Dec. 31, 2009 Beijing Zhongnong [Member] Sales Service [Member] CNY	Jun. 30, 2011 Taiyuan Relord [Member] CNY		Jun. 30, 2012 Taiyuan Relord [Member] USD ($)		Jun. 30, 2012 Taiyuan Relord [Member] CNY		Dec. 31, 2010 Taiyuan Relord [Member] CNY		Dec. 31, 2009 Taiyuan Relord [Member] CNY		Jun. 30, 2011 Yan Lv [Member] CNY		Jun. 30, 2012 Yan Lv [Member] USD ($)		Jun. 30, 2012 Yan Lv [Member] CNY		Dec. 31, 2010 Yan Lv [Member] CNY		Dec. 31, 2009 Yan Lv [Member] CNY		Jun. 30, 2011 Xue Zhi Xin [Member] CNY	Jun. 30, 2012 Xue Zhi Xin [Member] USD ($)		Jun. 30, 2012 Xue Zhi Xin [Member] CNY		Dec. 31, 2010 Xue Zhi Xin [Member] CNY		Dec. 31, 2009 Xue Zhi Xin [Member] CNY		Jun. 30, 2011 Bill Thomas [Member] CNY	Jun. 30, 2012 Bill Thomas [Member] USD ($)	Jun. 30, 2012 Bill Thomas [Member] CNY	Dec. 31, 2010 Bill Thomas [Member] CNY	Dec. 31, 2009 Bill Thomas [Member] CNY	Jun. 30, 2011 Shenzhen Guanli [Member] CNY	Jun. 30, 2012 Shenzhen Guanli [Member] USD ($)		Jun. 30, 2012 Shenzhen Guanli [Member] CNY		Dec. 31, 2010 Shenzhen Guanli [Member] CNY		Dec. 31, 2009 Shenzhen Guanli [Member] CNY		Jun. 30, 2011 Shenzhen Guanli [Member] Interest [Member] CNY	Jun. 30, 2012 Shenzhen Guanli [Member] Interest [Member] USD ($)	Jun. 30, 2012 Shenzhen Guanli [Member] Interest [Member] CNY	Dec. 31, 2010 Shenzhen Guanli [Member] Interest [Member] CNY	Dec. 31, 2009 Shenzhen Guanli [Member] Interest [Member] CNY
Return of corn seeds to:						38,983 [1]	$ 0	[1]	0	[1]	0	[1]	0	[1]																				72	$ 95	602	0	0																																																												0	$ 533	3,389	0	0
Related Party Transaction, Purchases from Related Party						3,688	543		3,448		65,427		0											1,564	0	0	0	0	0	2,076	13,187	0	0
Initial payment for subscription for shares in Agria Asia															78,404	0	[2]	0	[2]	0	[2]	0	[2]
Debenture and rural saver deposits																								6,965	0	0	0	0
Interest on Convertible & Redeemable Note																																							4,732	[3]	0	[3]	0	[3]	0	[3]	0	[3]
Directors fee and expense charged to:																																							274	[4]	0	[4]	0	[4]	1,179	[4]	0	[4]
Proceeds From Related Party	0	159	1,012	789	1,680																																		0		0		0		789		0		0	159	1,012	0	0																0	[5]	0	[5]	0	[5]	0	[5]	1,652	[5]	0	[5]	0	[5]	0	[5]	0	[5]	28	[5]															0 [6]	3,148	[6]	20,000	[6]	0	[6]	0	[6]
Payment To Related Party	0	543	3,448	29,165	216	0	543		3,448		26,019		0																																				0	0	0	3,044	0																0	[5]	0	[5]	0	[5]	102	[5]	204	[5]	0	[5]	0	[5]	0	[5]	0	[5]	6	[5]	0 [5]	0	[5]	0	[5]	0	[5]	6	[5]															0	167	1,062	0	0
Repayments of Related Party Debt																																																						9,610	768	4,876	910	0	0	630	4,000	7,000	0																																								0	3,148		20,000		0		0
Proceeds from Related Party Debt																																																						0	$ 205	1,302	6,464	0						0	$ 443	2,812	0	0

[1]	The corn seeds were previously purchased from Wuwei Ganxin in 2010. In January, 2011, the Company agreed to return the inventories to Wuwei Ganxin who at the time had greater capacity to sell that category of seeds.
[2]	Payment in April 2011, for Ngai Tahu's share subscription in Agria Asia Investments was made by the Company. Ngai Tahu refunded the amount to the Company in July, 2011 following PGW shareholder approval, which was granted in June 2011.
[3]	These transactions occurred prior to acquisition of controlling interest in PGW.
[4]	A number of Directors, senior executives or their related parties, hold positions in other entities that result in them having control or significant influence over the financial or operating policies of these entities. A number of these entities transacted with the Company during the reporting period. The terms and conditions of these transactions with key management personnel and their related parties were determined to be no more favourable than those available, or which might reasonably be expected to be available, on similar transactions to non-key management personnel related entities on an arm's length basis.
[5]	Taiyuan Relord, Yan Lv and XueZhixin, were determined to be a related parties by virtue of their relationships with P3A. Following the disposal of P3A, they are no longer considered to be related parties.
[6]	We borrowed RMB20.0 million from Shenzhen Guanli in July 2011 and repaid the full amount together with interest calculated at prevailing People's Bank of China interest rates in May 2012.